Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of property and Equipment (Detail)	9 Months Ended
Sep. 30, 2019
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold Improvements and Capital Leases
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Shorter of remaining lease term or estimated useful life